BORROWINGS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Short term bank loan	$ 2,265,849		$ 3,181,927		$ 0
Long term debts	178,031		175,006		0
Agricultural Bank Of China Huang Yuan Country Branch Prc [Member]
Interest rate	6.00%		6.00%
Term	Aug. 08, 2012		Aug. 08, 2012
Debt Instrument, Maturity Date	Aug. 29, 2013		Aug. 29, 2013
Short term bank loan	2,265,849	[1],[2]	3,181,927	[1],[3]	0
Bo Huang Country [Member]
Interest rate	12.22%		12.22%
Term	Jun. 01, 2012		Jun. 01, 2012
Debt Instrument, Maturity Date	Jun. 30, 2017		Jun. 30, 2017
Long term debts	$ 178,031		$ 175,006		$ 0

[1]	personal and corporate guaranteed by third parties.
[2]	secured by land use rights with net carrying amount of $515,186.
[3]	secured by land use rights with net carrying amount of $528,240.